SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Foreign Currency Translation and change in reporting currency) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) ¥ / $	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation adjustment	$ 1,125	¥ 7,737	¥ (17,979)	¥ 29,356
Exchange rate	6.8755	6.8755